UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23296

Dreyfus Institutional Liquidity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/18

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Treasury and Agency Liquidity Money Market Fund

ANNUAL REPORT November 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Treasury and Agency Liquidity Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Treasury and Agency Liquidity Money Market Fund, covering the period from the fund’s inception on December 18, 2017 through November 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period began with major global economies achieving above-trend growth. In the United States, a robust economy and strong labor markets encouraged the Federal Reserve to continue moving away from its accommodative monetary policy while other major central banks also began to consider monetary tightening. In the equity sphere, both U.S. and non-U.S. markets remained on an uptrend, though investor concerns about U.S. inflation and its effect on interest rates later began to weigh on global returns. Interest rates rose across the yield curve, putting pressure on bond prices.

Later in the reporting period, global growth trends began to diverge and market volatility returned. While the U.S. economy continued to grow at a healthy rate, Japan rebounded, but only briefly, from a weak first quarter, and the Eurozone economy began to moderate. Robust growth and strong corporate earnings continued to support U.S. stocks while other developed markets declined. Late in the reporting period, a broad sell-off occurred, partially offsetting earlier U.S. gains. Emerging markets remained under pressure as weakness in their currencies relative to the U.S. dollar added to investors’ uneasiness.

Fixed income markets continued to struggle as interest rates rose; the yield on the benchmark 10-year Treasury bond breached 3.2% despite only moderate inflation, but investor concerns about slowing global growth brought yields down toward the end of the reporting period.

Despite continuing doubts regarding trade, U.S. inflationary pressures and global growth, we are optimistic that the U.S. economy will remain strong in the near term. However, we remain attentive to signs that indicate potential changes on the horizon. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on December 18, 2017 through November 30, 2018, as provided by Thomas Riordan, Portfolio Manager

Market and Fund Performance Overview

For the period from the fund’s inception on December 18, 2017 through November 30, 2018, Dreyfus Treasury and Agency Liquidity Money Market Fund produced an annualized yield of 1.70%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 1.71%.1

Yields of money market instruments climbed over the reporting period in response to higher short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund pursues its investment objective by investing only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government, and cash. The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a “government money market fund,” as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash or repurchase agreements collateralized by cash), and typically invests exclusively in such securities.

Federal Reserve Continues Interest-Rate Hikes, Economy Remains Robust

The fall of 2017 saw a continued economic expansion, robust labor market gains, and rising short-term interest rates as the Fed moved away from the aggressively accommodative monetary policy of the past decade. The Fed implemented another interest-rate hike in mid-December, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1%, and 175,000 new jobs were created during the month. Retail sales during the holiday season climbed 5.5% compared with the previous year, and investors responded positively to the enactment of federal tax-reform legislation.

In January 2018, 176,000 new jobs were added, and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations, and hiring activity proved brisk. Hourly wages began to rise at their strongest pace since the 2008 recession, suggesting that inflation might begin to accelerate.

February saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs and an unemployment rate that stayed steady at 4.1%. Manufacturing activity continued to expand, and consumer confidence remained high.

Heightened volatility in the financial markets persisted in March, when investors reacted nervously to political rhetoric regarding potential new trade tariffs. Job creation trailed off compared with previous months, with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1% for the sixth consecutive month, but consumer confidence fell slightly due to worries about potential trade disputes. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In April, the unemployment rate slid to 3.9%, and 175,000 new jobs were added to the workforce. Retail sales grew by 0.3% amid persistently strong consumer confidence, which showed no sign of deterioration despite sharply rising fuel prices. In addition, long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969, as 268,000 new jobs were added during the month. Meanwhile, retail sales grew at a faster-than-expected 1.2% rate in May. The Fed’s preferred measure of inflation, the “core” Personal Consumption Expenditures (PCE) Price Index, which excludes food and energy prices, rose to 2.0%, matching the Fed’s target, while average hourly wages increased 2.8% above year-ago levels, suggesting that inflation could accelerate.

In June, the unemployment rate ticked up to 4.0%, and 208,000 new jobs were added. The Fed raised short-term interest rates for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The core PCE Price Index remained at 2.0%.

The economy generated 165,000 new jobs in July, and the unemployment rate declined to 3.9%. Activity in the manufacturing sector rebounded, and retail sales beat expectations. In August, 286,000 jobs were added while the unemployment rate remained steady at 3.9%. Housing starts were disappointing, possibly due to capacity constraints, while the core PCE slipped to 1.9%.

In September, the labor market produced 119,000 new jobs, and the unemployment rate fell to 3.7%. The U.S. economy expanded at a 3.5% annualized rate in the third quarter of 2018, according to the final estimate, down from 4.2% in the second quarter. Consumer spending remained strong while business investment declined modestly. The Fed continued on its path of monetary tightening, raising the federal funds target rate for the third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE Price Index remained unchanged at 1.9%.

The unemployment rate stayed at 3.7% in October, and 274,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. The core PCE Price Index slipped to 1.8%. In November, job growth came in at 176,000, the unemployment rate held steady at 3.7%, and average hourly wages rose 3.1%.

Additional Rate Hikes Expected

The Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 2.00% and 2.25%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated in 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

December 17, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided for the fund reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund's yield would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Dreyfus Corporation has no legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation will provide financial support to the fund at any time.

Although the fund’s board has no current intention to impose a fee upon the sale of shares or temporarily suspend redemptions if the fund’s liquidity falls below certain levels, the board reserves the ability to do so after providing at least 60 days’ prior written notice to shareholders.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Treasury and Agency Liquidity Money Market Fund from June 1, 2018 to November 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2018

Expenses paid per $1,000†	$ .45
Ending value (after expenses)	$ 1,009.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2018

Expenses paid per $1,000†	$ .46
Ending value (after expenses)	$ 1,024.62

† Expenses are equal to the fund’s annualized expense ratio of .09%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2018

Description	Annualized Yield (% )	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 59.5%
Bank Of Nova Scotia/New York,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $300,056,750 (fully collateralized by $308,081,175 U.S. Treasuries (including strips), 0%-8.75%, due 12/15/18-11/15/48, value $306,000,005)	2.27	12/3/18	300,000,000	300,000,000
Barclays Bank PLC,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $1,000,189,167 (fully collateralized by $840,521,918 U.S. Treasuries (including strips), 0%-3.88%, due 1/15/19-5/15/48, value $1,020,000,043)	2.27	12/3/18	1,000,000,000	1,000,000,000
Barclays Bank PLC,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $500,094,583 (fully collateralized by $501,163,200 U.S. Treasuries, 0.13%-8.75%, due 4/15/19-5/15/48, value $510,000,014)	2.27	12/3/18	500,000,000	500,000,000
CIBC/New York,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $1,000,190,000 (fully collateralized by $1,019,423,600 U.S. Treasuries, 0.13%-3.75%, due 4/30/20-5/15/47, value $1,020,000,045)	2.28	12/3/18	1,000,000,000	1,000,000,000
Credit Agricole CIB,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $408,077,180 (fully collateralized by $419,462,641 U.S. Treasuries, 0.13%-3.75%, due 3/15/19-11/15/43, value $416,160,003)	2.27	12/3/18	408,000,000	408,000,000
Daiwa Capital Markets America,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $500,095,000 (fully collateralized by $509,056,211 U.S. Treasuries (including strips), 0%-8.75%, due 3/14/19-8/15/46, value $510,000,027)	2.28	12/3/18	500,000,000	500,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 59.5% (continued)
Deutsche Bank,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $300,057,250 (fully collateralized by $312,732,400 U.S. Treasuries, 0.13%-3.63%, due 12/15/18-2/15/44, value $306,000,000)	2.29	12/3/18	300,000,000	300,000,000
MUFG Securities (Canada) Ltd.,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $500,094,583 (fully collateralized by $500,059,200 U.S. Treasuries, 1.375%-3.625%, due 5/15/19-2/15/44, value $510,000,033)	2.27	12/3/18	500,000,000	500,000,000
Natixis/New York,Tri-Party Agreement thru BNY Mellon, dated 11/28/18, due 12/5/18 in the amount of $500,152,778 (fully collateralized by $512,209,570 U.S. Treasuries (including strips), 0%-8.75%, due 1/10/19-5/15/48, value $510,000,003)	2.20	12/5/18	500,000,000	500,000,000
Nomura Securities International Inc.,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $700,133,000 (fully collateralized by $774,512,152 U.S. Treasuries (including strips), 0%-8%, due 1/31/19-8/15/48, value $714,000,000)	2.28	12/3/18	700,000,000	700,000,000
TD Securities (USA) LLC,Tri-Party Agreement thru BNY Mellon, dated 11/30/18, due 12/3/18 in the amount of $160,030,267 (fully collateralized by $217,878,951 Agency Mortgage-Backed Securities, Interest Only, due 12/20/45-11/20/48, value $163,200,000)	2.27	12/3/18	160,000,000	160,000,000
Total Repurchase Agreements (cost $5,868,000,000)			5,868,000,000
U.S. Treasury Notes - 15.6%
U.S. Treasury Floating Rate Notes 3 Month U.S. T-BILL + .03%	2.42	4/30/20	192,000,000[a]	192,017,714
U.S. Treasury Floating Rate Notes 3 Month U.S. T-BILL + .04%	2.43	7/31/20	300,000,000[a]	299,993,663
U.S. Treasury Floating Rate Notes 3 Month U.S. T-BILL + .05%	2.43	10/31/20	100,000,000[a]	100,007,573
U.S. Treasury Floating Rate Notes 3 Month U.S. T-BILL + .06%	2.44	7/31/19	476,000,000[a]	476,007,576

STATEMENT OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
U.S. Treasury Notes - 15.6% (continued)
U.S. Treasury Floating Rate Notes 3 Month U.S. T-BILL + .07%	2.45	4/30/19	469,000,000	[a]	469,038,454
Total U.S. Treasury Notes (cost $1,537,064,980)			1,537,064,980
U.S. Treasury Bills - 25.0%
U.S. Treasury Bills	2.23	12/11/18	817,000,000	[b]	816,500,722
U.S. Treasury Bills	2.24	12/26/18	250,000,000	[b]	249,617,188
U.S. Treasury Bills	2.21	1/3/19	525,000,000	[b]	523,953,281
U.S. Treasury Bills	2.20	12/27/18	875,000,000	[b]	873,631,840
Total U.S. Treasury Bills (cost $2,463,703,031)			2,463,703,031
Total Investments (cost $9,868,768,011)			100.1%	9,868,768,011
Liabilities, Less Cash and Receivables			(.1%)	(14,081,101)
Net Assets			100.0%	9,854,686,910

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security is a discount security. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	59.5
U.S. Government Securities	40.6
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $5,868,000,000) —Note 1(b)	9,868,768,011	9,868,768,011
Interest receivable		3,610,319
Prepaid expenses		10,024
		9,872,388,354
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		640,848
Cash overdraft due to Custodian		15,939,759
Trustees fees and expenses payable		93,475
Accrued expenses		1,027,362
		17,701,444
Net Assets ($)		9,854,686,910
Composition of Net Assets ($):
Paid-in capital		9,854,676,654
Total distributable earnings (loss)		10,256
Net Assets ($)		9,854,686,910
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		9,854,676,655
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
From December 18, 2017 (commencement of operations) to November 30, 2018

Investment Income ($):
Interest Income	170,891,027
Expenses:
Management fee—Note 2(a)	7,746,696
Registration fees	1,036,224
Trustees’ fees and expenses—Note 2(c)	502,781
Custodian fees—Note 2(b)	171,171
Professional fees	83,185
Organization expense	67,010
Prospectus and shareholders’ reports	14,127
Shareholder servicing costs—Note 2(b)	207
Miscellaneous	78,897
Total Expenses	9,700,298
Less—reduction in expenses due to undertaking—Note 2(a)	(1,803,514)
Less—reduction in fees due to earnings credits—Note 2(b)	(171,171)
Net Expenses	7,725,613
Investment Income—Net	163,165,414
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	10,256
Net Increase in Net Assets Resulting from Operations	163,175,670

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From December 18, 2017 (commencement of operations) to November 30, 2018

Operations ($):
Investment income—net	163,165,414
Net realized gain (loss) on investments	10,256
Net Increase (Decrease) in Net Assets Resulting from Operations	163,175,670
Distributions ($):
Distributions to shareholders	(163,165,414)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	132,532,850,660
Cost of shares redeemed	(122,678,274,006)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	9,854,576,654
Total Increase (Decrease) in Net Assets	9,854,586,910
Net Assets ($):
Beginning of Period	100,000
End of Period	9,854,686,910

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period from December 18, 2017 (commencement of operations) to November 30, 2018. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.016
Distributions:
Dividends from investment income—net	(.016)
Net asset value, end of period	1.00
Total Return (%)[a]	1.63
Ratio of total expenses to average net assets[b]	.10
Ratio of net expenses to average net assets[b]	.08
Ratio of net investment income to average net assets[b]	1.69
Net Assets, end of period ($ x 1,000)	9,854,687

a Not annualized.

b Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Treasury and Agency Liquidity Money Market Fund (the “fund”) is the sole series of Dreyfus Institutional Liquidity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund had no operations until December 18, 2017 (commencement of operations), other than matters relating to its organization and registration under the Act. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. At commencement, 100,000 initial shares of Beneficial Interest were issued to Dreyfus.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

NOTES TO FINANCIAL STATEMENTS (continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	9,868,768,011
Level 3 - Significant Unobservable Inputs	-
Total	9,868,768,011

† See Statement of Investments for additional detailed categorizations.

At November 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

NOTES TO FINANCIAL STATEMENTS (continued)

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2018, the fund did not incur any interest or penalties.

The tax year in the period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2018, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal period ended November 30, 2018, was all ordinary income.

At November 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .08% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had agreed, for the period from December 18, 2017 through April 1, 2018, to waive receipt of a portion of its management fee in the amount of a range of .02% to .06%

of the value of the fund’s average daily net assets. This waiver was voluntary, not contractual. The reduction in expenses, pursuant to the undertaking, amounted to $1,803,514 during the period ended November 30, 2018.

(b) The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees and the fund had an arrangement with the custodian to receive earnings credits when positive cash balance are maintained, which were used to offset custody fees. Effective August 1, 2018, the arrangement with the custodian changed whereby the fund will no longer receive earnings credits to offset its custody fees and will receive interest income or overdraft fees going forward. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2018, the fund was charged $208 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2018, the fund was charged $171,171 pursuant to the custody agreement. These fees were offset by earnings credits of $171,171.

During the period ended November 30, 2018, the fund was charged $12,780 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $635,591, Chief Compliance Officer fees $5,241 and transfer agency fees $16.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus Treasury and Agency Liquidity Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Treasury and Agency Liquidity Money Market Fund (the “Fund”) (sole fund constituting Dreyfus Institutional Liquidity Funds), including the statement of investments, as of November 30, 2018, and the related statements of operations and changes in net assets and the financial highlights for the period from December 18, 2017 (commencement of operations) through November 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at November 30, 2018, the results of its operations, the changes in its net assets and its financial highlights for the period from December 18, 2017 (commencement of operations) through November 30, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus investment companies since at least 1957, but we are unable to determine the specific year.

New York, New York
January 28, 2019

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended November 30, 2018 as qualifying interest related dividends.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)
Chairman of the Board (2017)
Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 123

———————

Francine J. Bovich (67)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 71

———————

Gordon J. Davis (77)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (71)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-present; previously, Of Counsel, 2015-2018, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (75)
Board Member (2017)
Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 99

———————

Roslyn M. Watson (69)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 57

———————

Benaree Pratt Wiley (72)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 78

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

J. Charles Cardona (62)
Board Member (2017)
Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 33

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 123 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by Dreyfus. She is 31 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, from March 2013 to December 2017, Senior Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 148 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 148 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 148 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 142 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

Dreyfus Treasury and Agency Liquidity Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DTLXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2019 MBSC Securities Corporation 4123AR1118

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2017 and $35,222 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2017 and $6,939 in 2018. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2017 and $3,526 in 2018. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2017 and $0 in 2018. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $31,197,139 in 2017 and $38,822,724 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Liquidity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 29, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)